Notes to the Consolidated Statements of Comprehensive Income - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	$ 1,499.2	$ 1,234.3	$ 1,187.8
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		567.2	459.9	416.9
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		135.3	129.7	114.5
Germany [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 121.5	$ 106.7	$ 118.4

[1]	The notes are an integral part of these consolidated financial statements.